Operating leases	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating leases

30. Operating leases

Non-cancelable operating leases are payable and receivable as follows:

	2018
Million US dollar	Lessee	Sublease	Lessor	Net lease obligations
Within one year	(475)	149	3	(323)
Between one and five years	(1 237)	451	9	(777)
After five years	(771)	211	6	(554)

Total	(2 483)	811	18	(1 654)

	2017
Million US dollar	Lessee	Sublease	Lessor	Net lease obligations
Within one year	(210)	127	2	(181)
Between one and five years	(1 009)	425	7	(577)
After five years	(781)	211	4	(566)

Total	(2 100)	763	13	(1 324)

Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements of 27 years. These operating leases mature in November 2034 and are subleased for an average outstanding period of 6 to 8 years. These leases can be subject to renewal after their expiration date. The impact of such renewal is not reported in the table above.

Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings under operating leases. The leases typically run for a period of five to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.

The operating leases listed above represent an undiscounted obligation of 2 483m US dollar. Also, the company has sublet some of the leased pubs and properties, representing an undiscounted right of 811m US dollar.

In 2018, 512m US dollar was recognized as an expense in the income statement in respect of operating leases where the company is the lessee (2017: 471m US dollar; 2016: 272m US dollar), while 133m US dollar was recognized as income in the income statement in respect of subleases (2017: 128m US dollar; 2016: 117m US dollar).

The company also leases out part of its own property under operating leases. In 2018, 3m US dollar was recognized as income in the income statement in respect of operating leases as lessor (2017: 4m US dollar; 2016: 10m US dollar).